Form 13F Report for the Calendar Year or Quarter Ended:   12/31/2004

Check here if Amendment [  ]; Amendment Number:    ____
    This Amendment (check only one):               [ ] is a restatement
                                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer              Michigan City, IN
-----------------------------------------------              -----------------
                                                                   Place
2/4/2005
--------
Date

Report Type (check only one):
                                                   [X] 13F Holdings Report
                                                   [ ] 13F Notice
                                                   [ ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment Management


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Report Summary:

Number of Other Included Managers:                                   1

Form 13F Information Table Entry Total:                             56

Form 13F Information Table Value Total:                    $50,953,933


List of Other Included Managers:           Horizon Trust & Investment Management

                                                                               -----------------------             -----------------
                                                                                 INVESTMENT DIRECTION              VOTING AUTHORITY
                                                                                          (6)                            (8)
                                                                               -----------------------             -----------------
                                                                                         SHARED SHARED   OTHER
          NAME OF ISSUER(1)         TYPE(2)  CUSIP(3)     MARKET(4)  SHARES(5)  SOLE   -DEFINED -OTHER MANAGERS(7) SOLE SHARED  NONE
          -----------------         -------  --------     ---------  ---------  ----   --------------- ----------- -----------  ----
                                                                                                           Not
Abbott Laboratories                  Equity  2824100        573282     12289     3340     8949     0   Applicable  2315    0    9974
Alcoa Inc Com Stk                    Equity  13817101       696927     22181    12416     9765     0               5983    0   16198
Alltel Corp                          Equity  20039103      1005325     17109     9898     7211     0               4080   50   12979

Altria Group, Inc.                   Equity  02209S103     1025564     16785    14185     2600     0               2450    0   14335
American Express Company             Equity  25816109       231906      4114      463     3651     0                  0    0    4114
American International Group Inc     Equity  26874107      1150276     17516     9699     7817     0               3780    0   13736
Amgen Inc                            Equity  31162100       859482     13398     7723     5675     0               3242    0   10156
Apache Corp                          Equity  37411105       845632     16722     9507     7215     0               3800    0   12922
Archer Daniels Midland CO            Equity  39483102       547443     24538    14223    10315     0               6035    0   18503
BP Amoco PLC, ADR's                  Equity  55622104      1869618     32014    21889    10125     0                400    0   31614
Bellsouth Corp                       Equity  79860102       255529      9195     5195     4000     0               2595    0    6600
Berkshire Hathaway Inc Del Cl A      Equity  84670108       615300         7        1        6     0                  0    0       7
Berkshire Hathaway, Inc. Cl B        Equity  84670207       575456       196       30      166     0                  2    0     194
Cendant Corp.                        Equity  151313103      781804     33439    18783    14656     0               7272    0   26167
ChevronTexaco Corp                   Equity  166764100     1195968     22776    12893     9883     0               6081    0   16695
Chiron Corp                          Equity  170040109      518481     15556     8752     6804     0               3825    0   11731
Citigroup, Inc.                      Equity  172967101     1237985     25695    14272    11423     0               5229    0   20466
Coca-Cola Company                    Equity  191216100      240304      5771     1650     4121     0               1050  150    4571

Costco Wholesale Corp                Equity  22160K105      477661      9867     5503     4364     0               2280    0    7587

DNP Select Income Fund Inc.          Equity  23325P104     2923440    245255   113002   132253     0              38073 1500  205682
Du Pont DE Nemours                   Equity  263534109      698227     14235     7777     6458     0               3599  100   10536

Exxon Mobil Corp                     Equity  30231G102      446116      8703     3650     5053     0                  0    0    8703
General Electric Company             Equity  369604103     2389692     65471    37224    28247     0              15678    0   49793

Goldman Sachs Group                  Equity  38141G104      523841      5035     3071     1964     0               1085    0    3950
Harley-Davidson                      Equity  412822108     1042409     17159     9243     7916     0               3733  100   13326
Home Depot Incorporated              Equity  437076102     1208944     28286    14473    13813     0               6385    0   21901
Hubbell Inc Cl B                     Equity  443510201      286343      5475        0     5475     0                  0    0    5475
International Business Machines Corp Equity  459200101     1216872     12344     5782     6562     0               2151    0   10193
Intuit                               Equity  461202103      427601      9716     5760     3956     0               1877    0    7839
Johnson & Johnson                    Equity  478160104     1399553     22068    14013     8055     0               4697   40   17331
L-3 Communications Holdings, Inc.    Equity  502424104     1177553     16078     9198     6880     0               4060    0   12018
MBNA Corporation                     Equity  55262L100     1660927     58919    32331    26588     0              11614  375   46930

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
Medimmune Inc                        Equity  584699102      366283     13511     6849     6662     0               2925    0   10586
Medtronic Inc                        Equity  585055106      940948     18944    10621     8323     0               4295  100   14549
Microsoft Corporation                Equity  594918104     1237109     46299    24540    21759     0               9684    0   36615
Newmont Mining Corp                  Equity  651639106      390764      8799     4502     4297     0               1960    0    6839

Nisource Inc                         Equity  65473P105      212970      9349     9349        0     0                  0    0    9349
Nokia Corp ADR                       Equity  654902204      809951     51688    28570    23118     0              11421  325   39942
Northern Trust Corp                  Equity  665859104     1053409     21684    12869     8815     0               5052  200   16432
Omnicom Group Inc                    Equity  681919106      743281      8815     4942     3873     0               1997    0    6818
Pepsico Inc                          Equity  713448108      831337     15926     8043     7883     0               4890    0   11036
Pfizer Inc.                          Equity  717081103      952740     35431    18965    16466     0               7048    0   28383
Procter & Gamble CO                  Equity  742718109      918349     16673     8980     7693     0               4118    0   12555
Qualcomm Inc                         Equity  747525103     1151669     27162    14890    12272     0               6371    0   20791
Royal Dutch Petroleum                Equity  780257804     1531071     26683    17620     9063     0               7410    0   19273
Schering Plough Corporation          Equity  806605101      271440     13000     6500     6500     0                  0    0   13000
Starbucks Corp                       Equity  855244109      889752     14268     7908     6360     0               3050    0   11218
Sungard Data Systems Inc.            Equity  867363103      678928     23965    13069    10896     0               5520    0   18445
Teva Pharmaceutical Inds Ltd         Equity  881624209     1113479     37290    21075    16215     0               9030    0   28260
Tyco International Ltd.              Equity  902124106     1308406     36609    21432    15177     0               7870    0   28739

Vectren Corp                         Equity  92240G101      304823     11374     6975     4399     0                  0    0   11374
Wal-Mart Stores Inc                  Equity  931142103     1061048     20088    11342     8746     0               5139    0   14949
Walgreen CO                          Equity  931422109     1539903     40133    21120    19013     0               7260    0   32873

Wellpoint Inc                        Equity  94973V107      280830      2442     1669      773     0                946  100    1396

Wells Fargo & CO New                 Equity  949746101     1668790     26851    12658    14193     0               6129  100   20622
Flextronics International Ltd        Equity  Y2573F102      591192     42778    24029    18749     0               9210    0   33568
                                                       ----------------------------------------------            -------------------
                                                       $50,953,933 1,377,674  744,463  633,211     0             274696 3140 1099838
                                                       ==============================================            ===================